[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

February 3, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Equity Series Funds, Inc. (the “Company”)

File Nos. 033-41913/811-06367

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Company, that the Prospectus and the Statement of Additional Information for the Company do not differ from those contained in Post-Effective Amendment No. 62 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2025 (Accession #0001829126-25-000465).

If you have any questions, concerning this filing, you may contact me at (617) 573-4836.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

R. Savage